Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2025
Inventories, Net [Abstract]
Schedule of Inventories

Inventories consist of the following:

	June 30,	December 31,
	2025	2024
Raw materials	$607,350	$848,123
Work in progress	1,086,923	1,633,948
Finished goods	223,887	224,297
Subtotal	1,918,160	2,706,368
Reserve for obsolete inventory	(57,818)	(32,367)
Total	$1,860,342	$2,674,001